Document and Entity Information	0 Months Ended
Mar. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2013
Registrant Name	AIP Series Trust
Central Index Key	0001561722
Amendment Flag	false
Document Creation Date	Apr. 24, 2013
Document Effective Date	Apr. 25, 2013
Prospectus Date	May 01, 2013